SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

In preparing the consolidated financial statements through the December 31, 2024, the Company has evaluated subsequent events for recognition and disclosure through April 30, 2025, the date that these consolidated financial statements and accompanying notes were available for issuance.

In January 2025, the Company entered into agreements for the sale of all long-term assets belonging to a durum wheat mill, for a total consideration of $19,000 and the sale of a wholly owned subsidiary operating in logistics activities for a total consideration of $10,000.